CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parentheticals) - $ / shares	Dec. 31, 2014	Dec. 31, 2013
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, par value (in dollars per share)	0.001	0.001
Series A Preferred Stock, $.001 Par Value
Preferred stock, par value (in dollars per share)	0.001	0.001
Series B Preferred Stock, $.001 Par Value
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001